UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2004

Date of reporting period: August 31, 2004

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Item 1. Schedule of Investments.

Hollencrest Equity Fund
Schedule of Investments
at August 31, 2004 (Unaudited)

Shares	Common Stocks: 79.12%	Value

	Aerospace/Defense: 0.68%
3,224	Armor Holdings, Inc.*	$ 114,323

	Beverage: 1.11%
9,000	Coca-Cola Enterprises, Inc.	185,850

	Biotechnology: 2.74%
9,400	Genentech, Inc.*	458,532

	Casino Gaming: 1.14%
7,000	Ameristar Casinos, Inc.	190,610

	Commercial Banks: 1.17%
5,400	East West Bancorp, Inc.	195,642

	Computer Hardware: 2.47%
11,859	Dell, Inc.*	413,168

	Consumer Products: 1.70%
10,500	Helen of Troy Ltd.* #	283,500

	Dialysis Centers: 2.23%
12,300	DaVita, Inc.*	372,813

	Diversified Financial Instritutions: 0.84%
6,500	Commercial Capital Bancorp, Inc.	140,855

	Drugs: 1.60%
6,500	GlaxoSmithKline plc - ADR #	267,410

	Energy: 4.18%
16,067	Headwaters, Inc.*	491,811
5,850	Southwestern Energy Co.*	208,085
		699,896

	Finance: 3.82%
18,000	Countrywide Financial Corp.	639,900

	General Contractors: 2.55%
7,222	Pulte Homes, Inc.	425,737

	Hospitals: 0.70%
4,364	American Healthways, Inc.*	117,828

	Instruments: 5.66%
5,000	Fisher Scientific International, Inc.*	284,850
8,255	Medtronic, Inc.	410,686
5,800	Waters Corp.*	251,198
		946,734

	Insurance Carriers: 2.50%
5,880	American International Group, Inc.	418,891

	Internet: 6.01%
5,900	eBay, Inc.*	510,586
17,338	Yahoo!, Inc.*	494,306
		1,004,892

	Medical: 2.32%
5,360	Biomet, Inc.	244,684
3,700	Techne Corp.*	143,338
		388,022

	Multimedia: 2.52%
5,569	The McGraw-Hill Companies, Inc.	421,740

Hollencrest Equity Fund
Schedule of Investments
at August 31, 2004 (Unaudited)

Shares	Common Stocks: 79.12% (Continued)	Value

	Oil Field Machinery & Equipment: 0.69%
1,786	CARBO Ceramics, Inc.	114,929

	Primary Metal Industries: 1.00%
3,767	Carpenter Technology Corp.	166,878

	Restaurants: 1.19%
7,500	Landry's Restaurants, Inc.	198,525

	Retail: 13.55%
18,556	Claire's Stores, Inc.	451,653
6,200	Fastenal Co.	389,236
11,281	Starbucks Corp.*	487,790
17,272	Urban Outfitters, Inc.*	524,205
11,350	Walgreen Co.	413,708
		2,266,592

	Services: 1.90%
8,000	Navigant Consulting, Inc.*	153,360
3,200	UTI Worldwide, Inc. #	164,160
		317,520

	Software: 5.44%
18,977	Symantec Corp.*	910,137

	Swimming Pool Supplies: 0.93%
3,700	SCP Pool Corp.	156,103

	Telephone: 0.46%
4,500	MCI, Inc.*	77,490

	Transportation Services: 2.53%
8,667	Expeditors International of Washington, Inc.	422,776

	Wireless Equipment: 5.49%
23,781	Motorola, Inc.	384,063
14,034	QUALCOMM, Inc.	533,994
		918,057

	Total Common Stocks (Cost $12,470,098)	13,235,350

	Exchange Traded Funds: 16.62%

36,050	iSHARES Russell 1000 Growth Index Fund	1,616,843
10,470	SPDR Trust Series 1	1,163,531
		2,780,374

	Total Exchange Traded Funds (Cost $2,719,172)	2,780,374

	Short-Term Investments: 4.50%

751,973	Federated Cash Trust Treasury Money Market (Cost $751,973)	751,973

	Total Investments in Securities (Cost $15,941,243): 100.24%	16,767,697
	Liabilities less Other Assets: (0.24%)	(39,990)
	Net Assets: 100.00%	$ 16,727,707

*Non-income producing security.

# U.S. traded security of a foreign issuer.

ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date         10/5/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date       10/5/04

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date       10/12/04

* Print the name and title of each signing officer under his or her signature.

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